UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/05

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

   /s/ William W. Lester              Lincoln, Nebraska          02/13/06
--------------------------------   ------------------------ -----------------
        (signature)                    (city, state)             (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              106

Form 13F Information Table Value Total:              $299,437
List of Other Included Managers:

No.      13F File Number   Name


                                             TITLE OF          VALUE      SHARES     SH/PUT/   INVESTMENT  OTHER   VOTING  AUTHORITY
      NAME OF ISSUER                      CLASS   CUSIP       (x1000)     PRN/AMT   PRN/CALL   DISCRETION MANAGERS  SOLE SHARED NONE
AFFILIATED COMPUTER SVCS INC              COM     008190100   7,151.90    120,850.00 SH        DEFINED              120,850

AFFILIATED MANANGERS GROUP                CDS     008252AC2   1,893.38  1,350,000.00 PRN       DEFINED            1,350,000

JOHNSON & JOHNSON (ALZA CORP.)            CDS     02261WAB5   1,155.00  1,400,000.00 PRN       DEFINED            1,400,000

AMERICAN EXPRESS COMPANY                  COM     025816109   6,782.43    131,800.00 SH        DEFINED              131,800

AMERICAN EXPRESS COMPANY                  CDS     025816AS8   2,218.01  2,090,000.00 PRN       DEFINED            2,090,000

AMERUS GROUP CO                           COM     03072M108   3,683.55     65,000.00 SH        DEFINED               65,000

AMGEN INC                                 COM     031162100   7,363.55     93,375.00 SH        DEFINED               93,375

APPLIED MATERIALS INC                     COM     038222105   6,681.30    372,425.00 SH        DEFINED              372,425

ARBITRON INC.                             COM     03875Q108     714.02     18,800.00 SH        DEFINED               18,800

ATMOS ENERGY CORP                         COM     049560105   3,770.96    144,150.00 SH        DEFINED              144,150

AVAYA INC                                 COM     053499109     324.98     30,457.00 SH        DEFINED               30,457

BANDAG INC. CLASS A                       COM     059815308     717.40     19,900.00 SH        DEFINED               19,900

BANKATLANTIC BANCORP INC - A              COM     065908501     725.20     51,800.00 SH        DEFINED               51,800

BARD (C.R.) INC                           COM     067383109     758.08     11,500.00 SH        DEFINED               11,500

BEA SYSTEMS INC                           COM     073325102   2,947.28    313,540.00 SH        DEFINED              313,540

BERKSHIRE HATHAWAY A                      COM     084670108     620.34          7.00 SH        DEFINED                    7

BERKSHIRE HATHAWAY B                      COM     084670207     399.23        136.00 SH        DEFINED                  136

BLACK & DECKER CORP                       COM     091797100   6,837.23     78,625.00 SH        DEFINED               78,625

BRUNSWICK CORP.                           COM     117043109     703.42     17,300.00 SH        DEFINED               17,300

CEC ENTERTAINMENT                         COM     125137109     691.01     20,300.00 SH        DEFINED               20,300

CENTURYTEL INC.                           CDS     156700AH9     863.81    850,000.00 PRN       DEFINED              850,000

CEPHALON                                  COM     156708109     938.73     14,500.00 SH        DEFINED               14,500

CHEVRON CORPORATION                       COM     166764100   5,440.44     95,833.00 SH        DEFINED               95,833

CIMAREX ENERGY CO                         COM     171798101     791.38     18,400.00 SH        DEFINED               18,400

CISCO SYSTEMS INC                         COM     17275R102   4,619.40    269,825.00 SH        DEFINED              269,825

CITIGROUP INC                             COM     172967101   6,795.32    140,023.00 SH        DEFINED              140,023

CITRIX SYSTEMS INC                        COM     177376100     781.46     27,200.00 SH        DEFINED               27,200

CLOROX CO                                 COM     189054109   5,262.10     92,496.00 SH        DEFINED               92,496

COCA-COLA COMPANY                         COM     191216100     900.93     22,350.00 SH        DEFINED               22,350

COLUMBIA SPORTSWEAR CO                    COM     198516106     782.77     16,400.00 SH        DEFINED               16,400

CONAGRA FOODS INC                         COM     205887102     325.49     16,050.00 SH        DEFINED               16,050

CONOCO PHILLIPS                           COM     20825C104     437.80      7,525.00 SH        DEFINED                7,525

CREE INC                                  COM     225447101   2,983.37    118,200.00 SH        DEFINED              118,200

DEVON ENERGY CORP                         COM     25179M103   5,075.12     81,150.00 SH        DEFINED               81,150

WALT DISNEY                               CDS     254687AU0   2,150.00  2,150,000.00 PRN       DEFINED            2,150,000

EBAY INC                                  COM     278642103   7,049.75    163,000.00 SH        DEFINED              163,000

ELECTRONIC DATA SYSTEMS                   CDS     285661AF1     399.00    400,000.00 PRN       DEFINED              400,000

EMULEX CORP.                              COM     292475209     704.52     35,600.00 SH        DEFINED               35,600

ENGELHARD CORP                            COM     292845104     753.75     25,000.00 SH        DEFINED               25,000

EXXON MOBIL CORP                          COM     30231G102   6,911.72    123,050.00 SH        DEFINED              123,050

FPL GROUP INC                             COM     302571104   3,909.76     94,075.00 SH        DEFINED               94,075

FANNIE MAE                                CPS     313586810   1,837.81         20.00 SH        DEFINED                   20

FEDEX CORP                                COM     31428X106   7,353.61     71,125.00 SH        DEFINED               71,125

FIRST DATA CORP                           COM     319963104   6,629.99    154,150.00 SH        DEFINED              154,150

FOREST LABS INC                           COM     345838106     760.72     18,700.00 SH        DEFINED               18,700

FOUR SEASONS HOTELS                       CDS     35100EAE4   1,988.50  2,050,000.00 PRN       DEFINED            2,050,000

GATX CAPITAL CORP                         CDS     361448AC7   1,215.50  1,040,000.00 PRN       DEFINED            1,040,000

GENERAL ELECTRIC CO                       COM     369604103   7,148.45    203,950.00 SH        DEFINED              203,950

GENZYME CORP                              CDS     372917AN4   1,298.06  1,150,000.00 PRN       DEFINED            1,150,000

HEWLETT-PACKARD                           CDS     428236AC7   2,085.63  3,550,000.00 PRN       DEFINED            3,550,000

THE HOUSTON EXPLORATION COMPANY           COM     442120101     707.52     13,400.00 SH        DEFINED               13,400

HUTCHINSON TECH                           COM     448407106     736.86     25,900.00 SH        DEFINED               25,900

ILLINOIS TOOL WORKS INC                   COM     452308109   3,730.78     42,400.00 SH        DEFINED               42,400

INTERGRAPH CORP.                          COM     458683109     767.07     15,400.00 SH        DEFINED               15,400

INTUIT INC                                COM     461202103     740.87     13,900.00 SH        DEFINED               13,900

ISHARES TR MSCI EMERGING MKTS INDEX FD    COM     464287234   7,547.14     85,520.00 SH        DEFINED               85,520

ISHARES TR MSCI EAFE INDEX FD             COM     464287465     292.47      4,922.00 SH        DEFINED                4,922

ISHARES TR S&P SMALLCAP 600 INDEX FD      COM     464287804     315.59      5,460.00 SH        DEFINED                5,460

JOHNSON & JOHNSON                         COM     478160104   6,089.63    101,325.00 SH        DEFINED              101,325

JOY GLOBAL                                COM     481165108     308.64      7,716.00 SH        DEFINED                7,716

KLA TENCOR CORP                           COM     482480100     685.69     13,900.00 SH        DEFINED               13,900

KERR MCGEE CORP                           COM     492386107     735.97      8,100.00 SH        DEFINED                8,100

KYPHON INC.                               COM     501577100   2,265.04     55,475.00 SH        DEFINED               55,475

LIBERTY MEDIA                             CDS     530715AN1   2,402.88  2,350,000.00 PRN       DEFINED            2,350,000

LOWES COS INC                             COM     548661107   6,858.45    102,887.00 SH        DEFINED              102,887

MARATHON OIL CORP                         COM     565849106   3,711.55     60,875.00 SH        DEFINED               60,875

MEDTRONIC INC                             COM     585055106   7,423.65    128,950.00 SH        DEFINED              128,950

MICROSOFT CORP                            COM     594918104   6,634.90    253,725.00 SH        DEFINED              253,725

NATIONAL AUSTRALIA BANK                   CPS     632525309     815.58     20,700.00 SH        DEFINED               20,700

NAVIGANT CONSULTING                       COM     63935N107     780.29     35,500.00 SH        DEFINED               35,500

ODYSSEY RE HOLDING CORP.                  CDS     67612WAB4   1,351.25  1,150,000.00 PRN       DEFINED            1,150,000

OMNICOM GROUP                             CDS     681919AR7     255.45    260,000.00 PRN       DEFINED              260,000

PARKER HANNIFIN CORP                      COM     701094104     723.91     10,975.00 SH        DEFINED               10,975

PEPSICO INC                               COM     713448108   7,439.97    125,930.00 SH        DEFINED              125,930

PITNEY BOWES INC                          COM     724479100   5,559.04    131,575.00 SH        DEFINED              131,575

PLACER DOME                               CDS     725906AK7   1,982.31  1,610,000.00 PRN       DEFINED            1,610,000

PROCTER & GAMBLE CO                       COM     742718109     205.01      3,542.00 SH        DEFINED                3,542

PROGRESS SOFTWARE                         COM     743312100     686.80     24,200.00 SH        DEFINED               24,200

QLOGIC CORP.                              COM     747277101     715.22     22,000.00 SH        DEFINED               22,000

QUALCOMM INC                              COM     747525103   6,571.85    152,550.00 SH        DEFINED              152,550

QUANEX CORP                               COM     747620102     599.64     12,000.00 SH        DEFINED               12,000

RPM INTERNATIONAL INC.                    CDS     749685AK9   2,026.06  3,850,000.00 PRN       DEFINED            3,850,000

REEBOK INTL                               CDS     758110AH3   1,354.50  1,200,000.00 PRN       DEFINED            1,200,000

REGIS CORP                                COM     758932107   5,655.33    146,625.00 SH        DEFINED              146,625

REMINGTON OIL & GAS CORP.                 COM     759594302     773.80     21,200.00 SH        DEFINED               21,200

RENT-A-CENTER INC                         COM     76009N100     701.59     37,200.00 SH        DEFINED               37,200

S&P DEPOSITARY RECEIPTS                   COM     78462F103   8,103.24     65,081.00 SH        DEFINED               65,081

SCHLUMBERGER LTD                          COM     806857108   3,412.39     35,125.00 SH        DEFINED               35,125

SCIENTIFIC ATLANTA INC                    COM     808655104   6,742.61    156,550.00 SH        DEFINED              156,550

SECTOR SPDR - ENERGY                      COM     81369Y506     691.76     13,750.00 SH        DEFINED               13,750

SERVICEMASTER CO                          COM     81760N109   1,943.07    162,600.00 SH        DEFINED              162,600

STERIS CORP                               COM     859152100     713.07     28,500.00 SH        DEFINED               28,500

STREETRACKS GOLD TR GOLD SHS              COM     863307104     322.12      6,245.00 SH        DEFINED                6,245

SWIFT ENERGY CO                           COM     870738101     689.57     15,300.00 SH        DEFINED               15,300

SYSCO CORP                                COM     871829107   4,022.53    129,550.00 SH        DEFINED              129,550

TEVA PHARMACEUTICAL INDUSTRIES LTD        COM     881624209   8,219.21    191,100.00 SH        DEFINED              191,100

TEVA PHARMACEUTICAL INDUSTRIES LTD        CDS     88164RAB3   2,091.60  1,680,000.00 PRN       DEFINED            1,680,000

UNIVERSAL HEALTH SERVICES                 CDS     913903AL4   1,330.88  2,340,000.00 PRN       DEFINED            2,340,000

VF CORP                                   COM     918204108     719.42     13,000.00 SH        DEFINED               13,000

VARIAN INC.                               COM     922206107     692.35     17,400.00 SH        DEFINED               17,400

VARIAN MED SYS INC                        COM     92220P105   7,819.06    155,325.00 SH        DEFINED              155,325

WACHOVIA CORP                             COM     929903102   6,833.48    129,275.00 SH        DEFINED              129,275

WATSON PHARMACEUTICAL INC                 COM     942683103     260.08      8,000.00 SH        DEFINED                8,000

WEBEX INC                                 COM     94767L109     661.88     30,600.00 SH        DEFINED               30,600

INGERSOLL RAND CO                         COM     G4776G101   7,110.17    176,125.00 SH        DEFINED              176,125

TRANSOCEAN INC                            COM     G90078109   2,573.30     39,925.00 SH        DEFINED               36,925

                                                         106     299,437   36,822,890
